Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2015
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 51,348	$ (7,742)	$ 43,606
Additions	23,947	(1,597)	22,350
Disposals	(22)	22	—

Balance December 31, 2013	$ 75,273	$ (9,317)	$ 65,956
Additions	3,112	(2,129)	983

Balance December 31, 2014	$ 78,385	$ (11,446)	$ 66,939
Additions	1,266	(2,173)	(907)

Balance December 31, 2015	$ 79,651	$ (13,619)	$ 66,032

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 27,141	$ (6,509)	$ 20,632
Additions	616	(1,256)	(640)

Balance December 31, 2013	$ 27,757	$ (7,765)	$ 19,992
Additions	257	(1,256)	(999)

Balance December 31, 2014	$ 28,014	$ (9,021)	$ 18,993
Additions	1,021	(1,258)	(237)

Balance December 31, 2015	$ 29,035	$ (10,279)	$ 18,756

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 355,626	$ (77,400)	$ 278,226
Additions	9,972	(16,384)	(6,412)
Transfers	3,030	—	3,030

Balance December 31, 2013	$ 368,628	$ (93,784)	$ 274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)

Balance December 31, 2014	$ 464,968	$ (111,139)	$ 353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$ 470,946	$ (131,146)	$ 339,800

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 6,069	$ (1,029)	$ 5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	—	(3,030)

Balance December 31, 2013	$ 5,036	$ (1,347)	$ 3,689
Additions	699	(524)	175

Balance December 31, 2014	$ 5,735	$ (1,871)	$ 3,864
Additions	116	(708)	(592)

Balance December 31, 2015	$ 5,851	$ (2,579)	$ 3,272

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 440,184	$ (92,680)	$ 347,504
Additions	36,532	(19,555)	16,977
Disposals	(22)	22	—

Balance December 31, 2013	$ 476,694	$ (112,213)	$ 364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	—	(47)

Balance December 31, 2014	$ 577,102	$ (133,477)	$ 443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$ 585,483	$ (157,623)	$ 427,860

As indicated in Note 9, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2015 and 2014, the net book value of such assets was $688 and $831, respectively.
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, payable at the end of the extended period. As of December 31, 2015, the obligations for these vessels were accounted for as capital leases and the lease payments during the years ended December 31, 2015 and 2014 for both vessels were $1,501 and $1,399, respectively.
On August 22, 2014, the Company entered into an agreement for the acquisition of a second-hand bunker vessel, which was delivered to its core fleet in September 2014. As of December 31, 2014, the Company paid $5,504, representing full purchase price and other costs, including relocation expenses.
On August 5, 2013, the Company entered into an agreement for the construction of 36 dry barges for a total purchase price of $19,080. These barges were delivered in the second quarter of 2014. During the year ended December 31, 2013, the Company paid $11,632 for to the construction of these barges. On October 8, 2013, the Company exercised the option for the construction of additional 36 dry barges based on the same terms of the initial agreement. These barges were delivered in the third quarter of 2014. During the year ended December 31, 2014, Navios Logistics paid $52,672 for both sets of barges, representing the balance of the purchase price and other acquisition costs, including transportation.
On June 26, 2013, the Company acquired three pushboats for a total purchase price of $20,250. These pushboats were delivered in the first quarter of 2014. During the year ended December 31, 2013, the Company paid $19,766 for the acquisition of these pushboats. During the year ended December 31, 2014, the Company paid $3,710, representing the balance of the purchase price and other acquisition costs, including transportation.
Deposits for vessels, port terminals and other fixed assets
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three new pushboats with a purchase price of $7,552 for each pushboat. As of December 31, 2015 and December 31, 2014, Navios Logistics had paid $14,770 and $6,920, respectively, for the construction of the new pushboats which are expected to be delivered in the second quarter of 2016.
As of December 31, 2015 and December 31, 2014, Navios Logistics had paid $29,484 and $16,305, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $2,954 and $693 as of December 31, 2015 and December 31, 2014, respectively.

The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2015
San San H and Ferni H	$ 32,737
Less: Accumulated amortization	(3,670)

Net book value	$ 29,067

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2015, are as follows:

Payment Due by Period	December 31, 2015
2016	$ 3,489
2017	3,517
2018	2,190
2019	2,190
2020	11,130

Total future minimum lease payments(1)	22,516
Less: amount representing interest(2)	(1,867)

Present value of future minimum lease payments(3)	$ 20,649

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.